INTEREST BEARING LOANS AND BORROWINGS - Short-term bank, other loans and short-term bonds (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Short-term bonds	¥ 5,440,414	¥ 2,411,256
Short-term bank and other loans
Disclosure of detailed information about borrowings [line items]
Short-term bonds	¥ 5,440,414	¥ 2,411,256
Short-term bank and other loans | Weighted average
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	3.03%	3.46%
Short-term 2.46% bonds
Disclosure of detailed information about borrowings [line items]
Face value	¥ 400,000
Interest rate (as a percent)		2.46%
Short-term bonds		¥ 405,997
Short-term 1.52% bonds
Disclosure of detailed information about borrowings [line items]
Face value	500,000
Interest rate (as a percent)		1.52%
Short-term bonds		¥ 501,781
Short-term 2.45 % bonds
Disclosure of detailed information about borrowings [line items]
Face value	1,000,000
Interest rate (as a percent)		2.45%
Short-term bonds		¥ 1,002,925
Short-term 1.61 % bonds
Disclosure of detailed information about borrowings [line items]
Face value	500,000
Interest rate (as a percent)		1.61%
Short-term bonds		¥ 500,553
Short-term 2.70 % bonds
Disclosure of detailed information about borrowings [line items]
Face value	¥ 400,000
Interest rate (as a percent)	2.70%
Short-term bonds	¥ 406,036
Short-term 2.59 % bonds
Disclosure of detailed information about borrowings [line items]
Face value	¥ 2,000,000
Interest rate (as a percent)	2.59%
Short-term bonds	¥ 2,022,571
Short-term 2.55 % bonds
Disclosure of detailed information about borrowings [line items]
Face value	¥ 1,000,000
Interest rate (as a percent)	2.55%
Short-term bonds	¥ 1,006,240
Short-term 2.80 % bonds
Disclosure of detailed information about borrowings [line items]
Face value	¥ 2,000,000
Interest rate (as a percent)	2.80%
Short-term bonds	¥ 2,005,567